Waddell & Reed
                    Advisors
                    Municipal
                    Bond Fund,
                    Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        32     Statement of Assets and Liabilities

        33     Statement of Operations

        34     Statement of Changes in Net Assets

        35     Financial Highlights

        39     Notes to Financial Statements

        44     Independent Auditors' Report

        45     Householding Notice

        46     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL BOND FUND
     March 31, 2002

Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2002.

The last six months brought signs of economic recovery and a shift in Federal Reserve policy from one of easing interest rates to a more neutral stance. Indeed, many market analysts, by March 31, were projecting interest rate increases by mid-year. While that remains to be seen, we believe that an economic recovery is taking hold, although the strength and sustainability are uncertain.

While corporate profits remained mostly depressed during the period, recent economic data suggests that they may begin to recover. We believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be just the right recipe for improving corporate profits in the near future. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends of tamer inflation and the likelihood for increasing profits lead us to believe that the prospects for the equity markets remain favorable.

By March 31, many of the primary equity indexes had shown relatively strong returns, boosted by a market rebound in the fourth quarter of 2001. For the last six months, the Nasdaq Composite Index increased
23.12 percent. The other two major indexes also showed strong returns during the period, as the S&P 500 Index increased 11 percent and the Dow Jones Industrial Average increased 18.73 percent.

In contrast, bonds struggled a bit during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's rather flat return of 0.09 percent for the period. Oftentimes, renewed confidence in the equity market, coupled with lower levels of risk aversion, can create a difficult competitive environment for fixed income securities. Bond performance over the last six months also may have been affected by the market's expectation of an eventual interest rate increase from the Federal Reserve.

Without question, recent events have impacted the market, some negatively and some positively. While ongoing change can be disconcerting to investors, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann

President

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Municipal Bond Fund

GOAL
To seek to provide income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1976

Scheduled Dividend Frequency
Monthly

Performance Summary - Class A Shares
             Per Share Data
For the Six Months Ended March 31, 2002
---------------------------------------
Dividends paid                   $0.14
                                 =====

Net asset value on
    3-31-02                      $6.67
    9-30-01                       6.91
                                ------
Change per share                $(0.24)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-02     -3.73%       0.55%          -3.99%        -0.14%
 5-year period
  ended 3-31-02      3.36%       4.27%            ---           ---
10-year period
  ended 3-31-02      5.62%       6.08%            ---           ---
Since inception
  of Class (F)       ---          ---            2.11%         3.24%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the period.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period           Class C (B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-02     -0.17%       0.71%
 5-year period
  ended 3-31-02      ---          ---
10-year period
  ended 3-31-02      ---          ---
Since inception
  of Class(D)        3.24%       2.11%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2002, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $744,264,687 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 2002, your Fund owned:

 $13.14   Public Power Revenue Bonds
  12.51   Housing Revenue Bonds
  11.54   Other Municipal Bonds
  10.65   Industrial Development Revenue/Pollution Control Revenue Bonds
   9.90   Hospital Revenue Bonds
   7.85   School General Obligation Bonds
   5.63   Lease/Certificates of Participation Bonds
   5.01   Cash and Cash Equivalents
   4.49   Airport Revenue Bonds
   4.40   Student Loan Bonds
   3.83   Water and Sewer Revenue Bonds
   3.50   State General Obligation Bonds
   2.96   Education Revenue
   2.33   Resource Recovery Bonds
   2.26   Transportation Revenue Bonds

                    2002 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 12,000  $      0-  6,000          10% 5.56% 6.67% 7.78% 8.89%

$ 12,001- 46,700     6,001- 27,950          15% 5.88% 7.06% 8.24% 9.41%

$ 46,701-112,850  $ 27,951- 67,700          27% 6.85% 8.22% 9.59%10.96%

$112,851-171,950  $ 67,701-141,250          30% 7.14% 8.57%10.00%11.43%

$171,951-307,050  $141,251-307,050          35% 7.69% 9.23%10.77%12.31%

$307,051 and above$307,051 and above      38.6% 8.10% 9.72%11.34%12.96%

*Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 1.80%
City of Valdez, Alaska, Marine Terminal
 Revenue Refunding Bonds (BP Pipelines
 (Alaska) Inc. Project), Series 1993A,
 5.85%, 8-1-25  ..........................   $10,000   $ 10,065,000
Alaska Housing Finance Corporation,
 Housing Development Bonds, 1997
 Series B (AMT),
 5.8%, 12-1-29  ..........................     2,390      2,394,350
Northern Tobacco Securitization Corporation,
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001,
 5.5%, 6-1-29  ...........................     1,000        932,040
                                                       ------------
                                                         13,391,390
                                                       ------------

ARIZONA - 1.60%
Arizona Educational Loan Marketing Corporation
 (A Nonprofit Corporation Organized Pursuant
 to the Laws of the State of Arizona), 2001
 Educational Loan Revenue Bonds, 2001
 Senior Series A-2 Bonds,
 4.95%, 3-1-09  ..........................     5,000      5,078,750
City of Phoenix Civic Improvement Corporation,
 Junior Lien Water System Revenue Bonds,
 Series 2002,
 5.5%, 7-1-15  ...........................     2,000      2,113,760
Arizona Board of Regents, Arizona State
 University, System Revenue Refunding Bonds,
 Series 2002,
 5.25%, 7-1-14  ..........................     2,000      2,089,740
Arizona Transportation Board, Highway Revenue
 Refunding Bonds, Series 2002A,
 5.25%, 7-1-13  ..........................     1,500      1,576,665
City of Mesa, Arizona, Utility Systems Revenue
 Refunding Bonds, Series 2002,
 5.25%, 7-1-17  ..........................     1,000      1,035,020
                                                       ------------
                                                         11,893,935
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ARKANSAS - 1.02%
Board of Trustees of the University of Arkansas,
 Various Facility Revenue Bonds (Fayetteville
 Campus), Series 2001A (Tax-Exempt),
 5.5%, 12-1-17  ..........................    $1,695   $  1,756,562
 5.5%, 12-1-16  ..........................     1,610      1,679,745
City of Fort Smith, Arkansas, Water and Sewer,
 Refunding and Construction Revenue Bonds,
 Series 2002A,
 5.25%, 10-1-17  .........................     3,105      3,156,046
Jefferson County, Arkansas, Hospital Revenue
 Improvement and Refunding Bonds (Jefferson
 Regional Medical Center), Series 2001,
 5.8%, 6-1-21  ...........................     1,000        990,780
                                                       ------------
                                                          7,583,133
                                                       ------------

CALIFORNIA - 3.02%
California Statewide Communities Development
 Authority, Hospital Revenue Certificates of
 Participation, Series 1992, Cedars-Sinai
 Medical Center,
 6.5%, 8-1-12  ...........................     5,200      5,804,968
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program):
 1997 Series C, Class 5,
 6.75%, 3-1-29  ..........................     2,050      2,175,050
 1998 Series B, Class 5,
 6.35%, 12-1-29  .........................     1,900      2,034,710
Southern California Public Power Authority,
 Multiple Project Revenue Bonds, 1989 Series,
 6.75%, 7-1-12  ..........................     3,455      4,071,579
State of California, General Obligation Bonds,
 6.0%, 2-1-15  ...........................     3,000      3,308,280
Foothill/Eastern Transportation Corridor Agency,
 Toll Road Refunding Revenue Bonds, Series 1999,
 Capital Appreciation Bonds,
 0.0%, 1-15-17  ..........................     7,500      3,300,600


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
Delta Counties Home Mortgage Finance Authority
 (California), Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program),
 1998 Series A,
 5.2%, 12-1-14  ..........................    $1,775   $  1,774,716
                                                       ------------
                                                         22,469,903
                                                       ------------

COLORADO - 4.06%
Colorado Housing and Finance Authority,
 Single Family Program Senior and Subordinate
 Bonds:
 2001 Series B-2 Senior Bonds,
 5.2%, 2-1-31  ...........................     4,000      4,361,320
 2001 Series C-2 Senior Bonds,
 5.25%, 8-1-32  ..........................     4,000      4,237,920
 1999 Series A-2 Senior Bonds,
 6.45%, 4-1-30  ..........................     2,130      2,279,036
 2001 Series B-3 Senior Bonds,
 5.2%, 8-1-17  ...........................     2,000      2,178,200
 1997 Series C-2 Senior Bonds,
 6.875%, 11-1-28  ........................     1,635      1,717,649
 2000 Series D-2 Senior Bonds,
 6.9%, 4-1-29  ...........................     1,500      1,632,495
 2001 Series A-2 Senior Bonds,
 6.5%, 8-1-31  ...........................     1,500      1,606,515
 1997 Series A-2 Senior Bonds,
 7.25%, 5-1-27  ..........................     1,145      1,216,173
 2000 Series D-3 Senior Bonds,
 6.75%, 4-1-32  ..........................     1,000      1,089,030
 2000 Series B-3 Senior Bonds,
 6.7%, 10-1-16  ..........................       965      1,043,483
City and County of Denver, Colorado,
 Airport System Revenue Bonds,
 Series 1996D,
 5.5%, 11-15-25  .........................     2,000      2,011,980
School District No. 49, El Paso County, Colorado
 (Falcon Schools), General Obligation Bonds,
 Series 2002,
 5.75%, 12-1-15  .........................     1,665      1,800,731


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO  (Continued)
Weld County School District 6, Weld County,
 Colorado, General Obligation Bonds,
 Series 2002,
 5.25%, 12-1-17  .........................    $1,500   $  1,533,090
Arapahoe County Water and Wastewater, Public
 Improvement District (In Arapahoe County,
 Colorado), General Obligation Acquisition
 Bonds, Series 2002B,
 5.75%, 12-1-14  .........................     1,195      1,311,811
Weld County School District RE-2, (Eaton,
 Colorado), General Obligation Refunding
 and Building Bonds, Series 2002,
 5.25%, 12-1-17  .........................     1,205      1,231,582
Highlands Ranch Metropolitan District No. 3,
 Douglas County, Colorado, General
 Obligation Bonds, Series 1999,
 5.3%, 12-1-19  ..........................     1,000        968,730
                                                       ------------
                                                         30,219,745
                                                       ------------

CONNECTICUT - 2.48%
Eastern Connecticut Resource Recovery
 Authority, Solid Waste Revenue Bonds
 (Wheelabrator Lisbon Project),
 Series 1993A,
 5.5%, 1-1-14  ...........................    12,330     11,382,439
State of Connecticut General Obligation
 Bonds, 2001 Series D,
 5.125%, 11-15-16  .......................     7,000      7,113,890
                                                       ------------
                                                         18,496,329
                                                       ------------

DISTRICT OF COLUMBIA - 0.14%
District of Columbia, Revenue Refunding Bonds
 (The Howard University Issue), Series 1998,
 5.5%, 10-1-17  ..........................     1,000      1,060,140
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA - 2.54%
Housing Finance Authority of Lee County, Florida,
 Single Family Mortgage Revenue Bonds:
 Series 1998A, Subseries 6,
 6.45%, 3-1-31  ..........................    $2,175   $  2,296,843
 Series 1999A, Subseries 2,
 5.0%, 9-1-30  ...........................     1,495      1,491,681
Broward County, Florida, Passenger Facility
 Charge/Airport System Revenue Convertible
 Lien Bonds, Airport System Revenue Bonds,
 Series 2001J-1 (AMT),
 5.75%, 10-1-18  .........................     2,870      2,982,303
Lee Memorial Health System Board of Directors,
 Hospital Revenue Refunding Bonds (Lee Memorial
 Health System), 2002 Series A,
 5.75%, 4-1-14  ..........................     2,000      2,144,500
The School Board of Broward County, Florida,
 Certificates of Participation, Series 2001B,
 5.375%, 7-1-15  .........................     2,000      2,072,800
City of Tampa, Florida, Occupational License
 Tax Refunding Bonds, Series 2002A,
 5.375%, 10-1-16  ........................     2,000      2,067,260
City of Tampa, Florida, Revenue Bonds,
 Series 2002 (University of Tampa Project),
 5.75%, 4-1-16  ..........................     1,360      1,410,211
City of Tallahassee, Florida, Energy System
 Refunding Revenue Bonds, Series 2001,
 5.5%, 10-1-13  ..........................     1,090      1,167,761
The School Board of Orange County, Florida,
 Certificates of Participation, Series 2001A,
 5.25%, 8-1-14  ..........................     1,105      1,147,001
Certificates of Participation, Series 2002A,
 Evidencing Undivided Proportionate Interests
 of the Owners Thereof in Basic Lease Payments
 to be Made by The School Board of Palm Beach
 County, Florida, As Lessee, Pursuant to a
 Master Lease Purchase Agreement with Palm Beach
 School Board Leasing Corp., as Lessor,
 5.375%, 8-1-13  .........................     1,000      1,056,890


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
School District of Hillsborough County, Florida,
 Sales Tax Revenue Bonds, Series 2002,
 5.375%, 10-1-14  ........................    $1,000   $  1,046,540
                                                       ------------
                                                         18,883,790
                                                       ------------

GEORGIA - 2.64%
Municipal Electric Authority of Georgia,
 Project One Special Obligation Bonds,
 Fifth Crossover Series,
 6.4%, 1-1-13  ...........................    15,500     17,674,193
Private Colleges and Universities Authority,
 Revenue and Refunding Bonds (Mercer University
 Project), Tax-Exempt Series 1999A,
 5.25%, 10-1-20  .........................     2,000      1,951,480
                                                       ------------
                                                         19,625,673
                                                       ------------

HAWAII - 1.69%
State of Hawaii, Airport System Revenue Bonds,
 Refunding Series 2001 (AMT):
 5.75%, 7-1-15  ..........................     5,000      5,240,500
 5.75%, 7-1-16  ..........................     5,000      5,210,550
State of Hawaii, General Obligation Bonds
 of 2002, Series CX,
 5.5%, 2-1-15  ...........................     2,000      2,098,940
                                                       ------------
                                                         12,549,990
                                                       ------------

IDAHO - 0.95%
Idaho Health Facilities Authority, Hospital
 Revenue Refunding Bonds, Series 1992
 (IHC Hospitals, Inc.),
 6.65%, 2-15-21  .........................     6,000      7,085,580
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS - 4.82%
City of Chicago, Collateralized Single Family
 Mortgage Revenue Bonds:
 Series 2001C,
 5.0%, 4-1-21  ...........................   $ 5,000   $  5,118,800
 Series 1998C-1,
 6.3%, 9-1-29  ...........................     3,970      4,191,486
 Series 1999A,
 6.35%, 10-1-30  .........................     2,495      2,616,806
 Series 1998A-1,
 6.45%, 9-1-29  ..........................     2,440      2,602,382
 Series 1999C,
 7.05%, 10-1-30  .........................     1,660      1,809,267
 Series 1997-B,
 6.95%, 9-1-28  ..........................     1,160      1,219,230
Board of Education of the City of Chicago, General
 Obligation Lease Certificates, 1992 Series A,
 6.25%, 1-1-15  ..........................     3,000      3,410,850
Illinois Health Facilities Authority, Revenue Bonds,
 Series 1998A (Hospital Sisters Services, Inc. -
 Obligated Group),
 5.375%, 6-1-16  .........................     2,950      2,981,801
Community Unit School District Number 205, DuPage
 and Cook Counties, Illinois, General Obligation
 School Bonds, Series 2002,
 5.5%, 1-1-17  ...........................     2,680      2,824,130
Illinois Health Facilities Authority,
 Revenue Bonds, Series 1997A (Victory
 Health Services),
 5.375%, 8-15-16  ........................     3,000      2,812,680
State of Illinois, General Obligation Bonds,
 Illinois FIRST, Series of February 2002,
 5.5%, 2-1-17  ...........................     2,000      2,064,200
Village of Maywood, General Obligation Corporate
 Purpose Bonds, Series 2001C,
 5.5%, 1-1-21  ...........................     1,300      1,277,510
School District Number 116, Champaign County,
 Illinois (Urbana), General Obligation School
 Building Bonds, Series 1999C,
 0.0%, 1-1-12  ...........................     1,695      1,032,424


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS  (Continued)
City of Chicago, Chicago O'Hare International
 Airport, Second Lien Passenger Facility Charge
 Revenue Bonds, Series 2001C,
 5.125%, 1-1-20  .........................    $1,000   $    950,160
Bloomington-Normal Airport Authority of
 McLean County, Illinois, Central Illinois
 Regional Airport, Passenger Facility Charge
 Revenue Bonds, Series 2001,
 6.35%, 12-15-24  ........................     1,000        930,280
                                                       ------------
                                                         35,842,006
                                                       ------------

INDIANA - 3.95%
Indiana State Office Building Commission,
 Capitol Complex Revenue Bonds:
 Series 1990B (State Office Building
 I Facility),
 7.4%, 7-1-15  ...........................     8,000      9,922,160
 Series 1990A (Senate Avenue Parking
 Facility),
 7.4%, 7-1-15  ...........................     4,775      5,922,289
The Trustees of Purdue University, Lessee,
 Certificates of Participation, Series 2001A,
 5.375%, 7-1-18  .........................     2,895      2,931,564
Westfield High School 1995 Building Corporation
 (Hamilton County, Indiana), First Mortgage
 Bonds, Series 2002:
 5.5%, 7-15-15  ..........................     1,360      1,429,183
 5.5%, 7-15-16  ..........................     1,000      1,046,110
Indiana Transportation Finance Authority,
 Highway Revenue Bonds, Series 1990A,
 7.25%, 6-1-15  ..........................     1,990      2,376,697
Indiana Health Facility Financing Authority,
 Hospital Revenue Bonds, Series 1999A
 (Deaconess Hospital Obligated Group),
 5.75%, 3-1-19  ..........................     2,000      1,947,200
West Clark 2000 School Building Corporation
 (Clark County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-16  .........................     1,500      1,593,240


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA  (Continued)
Zionsville Community Schools Building Corportation
 (Boone County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-17  .........................    $1,090   $  1,149,100
Clark-Pleasant Community School Corporation,
 Building Corporation - 2001 First Mortgage
 Bonds, Series 2001 (Johnson County, Indiana),
 5.5%, 7-15-14  ..........................     1,000      1,058,710
                                                       ------------
                                                         29,376,253
                                                       ------------

IOWA - 0.68%
Iowa Finance Authority, Refunding Revenue Bonds
 (Correctional Facility Program), Series 2002,
 5.375%, 6-15-16  ........................     2,865      2,993,868
Iowa Finance Authority, Iowa State Revolving Fund
 Revenue Bonds, Series 2001,
 5.5%, 8-1-16  ...........................     2,000      2,092,900
                                                       ------------
                                                          5,086,768
                                                       ------------

KANSAS - 2.57%
Sedgwick County, Kansas and Shawnee County,
 Kansas, Single Family Mortgage Revenue Bonds
 (Mortgage-Backed Securities Program):
 1998 Series A-1 (AMT),
 6.5%, 12-1-22  ..........................     7,760      8,214,503
 2001 Series B-2 (AMT),
 5.125%, 12-1-33  ........................     3,500      3,644,270
 2001 Series A-1 (AMT),
 5.25%, 12-1-32  .........................     1,410      1,493,543
Kansas Development Finance Authority, Kansas
 Public Water Supply Revolving Loan Fund Revenue
 Bonds, Series 2000-2 (Leveraged Bonds),
 5.6%, 4-1-18  ...........................     2,840      2,942,836


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS  (Continued)
Chisholm Creek Utility Authority, Water and
 Wastewater Facilities Revenue Bonds (Cities of
 Bel Aire and Park City, Kansas Project),
 Series 2002:
 5.25%, 9-1-14  ..........................   $   710   $    738,861
 5.25%, 9-1-13  ..........................       675        707,528
Unified School District No. 204, Wyandotte
 County, Kansas (Bonner Springs - Edwardsville),
 General Obligation Improvement and Refunding
 Bonds, Series 2000A,
 5.2%, 9-1-13  ...........................     1,305      1,353,520
                                                       ------------
                                                         19,095,061
                                                       ------------

KENTUCKY - 0.28%
Kenton County (Kentucky) Airport Board,
 Cincinnati/Northern Kentucky International
 Airport, Revenue Refunding Bonds, Series 2002A,
 5.625%, 3-1-14  .........................     2,000      2,080,800
                                                       ------------

LOUISIANA - 0.64%
Tobacco Settlement Financing Corporation,
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001B,
 5.875%, 5-15-39  ........................     5,000      4,730,150
                                                       ------------

MARYLAND - 0.29%
Department of Transportation of Maryland,
 Consolidated Transportation Bonds,
 Series 2002,
 5.5%, 2-1-15  ...........................     2,000      2,138,740
                                                       ------------

MASSACHUSETTS - 1.34%
Massachusetts Housing Finance Agency,
 Single Family Housing Revenue Bonds,
 Series 57 (AMT),
 5.6%, 6-1-30  ...........................     3,970      3,941,853


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
Massachusetts Municipal Wholesale Electric
 Company, A Public Corporation of the
 Commonwealth of Massachusetts, Power Supply
 Project Revenue Bonds, Stony Brook Intermediate
 Project, Series A,  Floating Rate Security,
 16.067%, 7-1-07 (A)  ....................   $ 3,000   $  3,906,390
The Commonwealth of Massachusetts, General
 Obligation Bonds, Consolidated Loan of 2002,
 Series B,
 5.5%, 3-1-14  ...........................     2,000      2,109,300
                                                       ------------
                                                          9,957,543
                                                       ------------

MICHIGAN - 2.59%
Oxford Area Community Schools, Counties of Oakland
 and Lapeer, State of Michigan, 2001 School
 Building and Site Bonds (General Obligation -
 Unlimited Tax),
 5.5%, 5-1-15  ...........................     2,425      2,542,613
Harper Creek Community Schools, County of
 Calhoun, State of Michigan, 2001 School
 Building and Site Bonds (General Obligation-
 Unlimited Tax)
 5.5%, 5-1-17  ...........................     2,100      2,169,594
Montague Area Public Schools, Counties of
 Muskegon and Oceana, State of Michigan, 2001
 School Building and Site and Refunding Bonds
 (General Obligation - Unlimited Tax):
 5.5%, 5-1-16  ...........................     1,005      1,045,160
 5.5%, 5-1-17  ...........................     1,005      1,039,733
Rochester Community School District, Counties
 of Oakland and Macomb, State of Michigan,
 2001 School Building and Site Bonds,
 Series II (General Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,900      1,975,924
Board of Regents of Eastern Michigan
 University, General Revenue Refunding Bonds,
 Series 2002A,
 5.8%, 6-1-13  ...........................     1,530      1,670,592


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
School District of the City of Detroit, Wayne
 County, Michigan, School Building and Site
 Improvement Bonds (Unlimited Tax General
 Obligation), Series 2001A,
 5.5%, 5-1-16  ...........................   $ 1,500   $  1,562,355
Hemlock Public School District, Counties of
 Saginaw and Midland, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,475      1,533,941
West Bloomfield School District, County of
 Oakland State of Michigan, 2001 Refunding
 Bonds (Unlimited Tax General Obligation),
 5.5%, 5-1-16  ...........................     1,250      1,301,963
Dowagiac Union School District, Counties of Cass,
 Van Buren and Berrien, State of Michigan,
 2002 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-14  ...........................     1,125      1,188,214
Haslett Public Schools, Counties of Ingham,
 Clinton and Shiawassee, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.625%, 5-1-16  .........................     1,075      1,128,094
Lansing Community College, State of Michigan,
 2002 College Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-15  ...........................     1,000      1,049,660
St. Joseph Public Schools, County of Berrien,
 State of Michigan, 2001 School Building and
 Site Bonds, (General Obligation - Unlimited Tax),
 5.5%, 5-1-17  ...........................     1,010      1,044,906
                                                       ------------
                                                         19,252,749
                                                       ------------

MINNESOTA - 2.22%
Minneapolis-St. Paul Metropolitan Airports
 Commission, Airport Revenue Bonds,
 Series 2001B (AMT):
 5.75%, 1-1-15  ..........................     5,000      5,248,150
 5.75%, 1-1-13  ..........................     2,345      2,473,248

                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA (Continued)
City of Rochester, Minnesota, Health Care
 Facilities Revenue Bonds (Mayo Foundation/Mayo
 Medical Center), Series 1992D,
 6.099%, 11-15-09 (A)  ...................   $ 4,500   $  4,992,435
Independent School District No. 279 (Osseo Area
 Schools), Minnesota, General Obligation School
 Building Bonds, Series 2002A,
 5.25%, 2-1-15  ..........................     3,680      3,796,656
                                                       ------------
                                                         16,510,489
                                                       ------------

MISSISSIPPI - 2.83%
Lowndes County, Mississippi, Solid Waste
 Disposal and Pollution Control
 Refunding Revenue Bonds (Weyerhaeuser
 Company Project), Series 1992B,
 6.7%, 4-1-22  ...........................    11,000     11,903,210
Mississippi Higher Education Assistance
 Corporation, Student Loan Revenue Bonds,
 Subordinate Series 1996-C:
 6.75%, 9-1-14  ..........................     5,500      5,633,815
 6.7%, 9-1-12  ...........................     1,470      1,509,411
Mississippi Home Corporation, Single Family
 Mortgage Revenue Bonds, Series 1999A,
 6.3%, 6-1-31  ...........................     1,995      2,051,139
                                                       ------------
                                                         21,097,575
                                                       ------------

MISSOURI - 3.31%
Health and Educational Facilities Authority
 of the State of Missouri, Health Facilities
 Revenue Bonds:
 Barnes-Jewish, Inc./Christian Health
 Services, Series 1993A,
 6.0%, 5-15-11  ..........................     3,000      3,290,970
 Freeman Health System Project, Series 1998,
 5.25%, 2-15-18  .........................     2,460      2,256,927


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
Missouri Housing Development Commission,
 Single Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1998 Series D-2 (AMT),
 6.3%, 3-1-29  ...........................   $ 2,090   $  2,174,812
 1997 Series C-1 (Non-AMT),
 6.55%, 9-1-28  ..........................     1,655      1,753,870
 1998 Series B-2 (AMT),
 6.4%, 3-1-29  ...........................       840        884,780
 1997 Series A-2 (AMT),
 7.3%, 3-1-28  ...........................       630        688,193
St. Louis Municipal Finance Corporation, Carnahan
 Courthouse Leasehold Revenue Bonds, Series 2002A
 (City of St. Louis, Missouri, Lessee):
 5.75%, 2-15-15  .........................     1,110      1,194,749
 5.75%, 2-15-14  .........................     1,050      1,138,767
City of O'Fallon, Missouri, Lessee, Certificates
 of Participation, Series 2002,
 5.375%, 2-1-18  .........................     2,125      2,166,267
Tax Increment Financing Commission of Kansas
 City, Missouri, Tax Increment Revenue Bond
 Anticipation Bonds (Briarcliff West Project),
 Series 2001A,
 6.75%, 4-1-02  ..........................     2,000      2,000,000
Missouri Higher Education Loan Authority
 (A Public Instrumentality and Body
 Corporate and Politic of the State of
 Missouri), Student Loan Revenue Bonds,
 Subordinate Series 1994A,
 5.45%, 2-15-09  .........................     1,500      1,517,070
The Board of Education of the City of St. Louis,
 General Obligation Refunding Bonds (Missouri
 Direct Deposit Program), Capital Appreciation
 Bonds, Series 2002B,
 0.0%, 4-1-10  ...........................     2,000      1,375,240
Missouri Development Finance Board, Infrastructure
 Facilities Revenue Bonds (City of Independence,
 Missouri - Eastland Center Project Phase II),
 Series 2000B,
 6.0%, 4-1-21  ...........................     1,250      1,251,400


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
Mehlville R-9 School District, St. Louis
 County, Missouri, Capital Improvement
 Projects, Certificates of Participation,
 Series 2002,
 5.5%, 9-1-17  ...........................   $ 1,000   $  1,036,860
Consolidated Public Water Supply District No.
 C-1 of Jefferson County, Missouri, Waterworks
 Revenue Bonds, Series 2002,
 5.25%, 12-1-15  .........................     1,000      1,031,240
The Industrial Development Authority of the
 County of Taney, Missouri, Hospital Revenue
 Bonds (The Skaggs Community Hospital
 Association), Series 1998,
 5.3%, 5-15-18  ..........................     1,000        906,510
                                                       ------------
                                                         24,667,655
                                                       ------------

NEBRASKA - 1.59%
Nebraska Higher Education Loan Program, Inc.,
 1993-2 Series A-6 Junior Subordinate Bonds,
 6.4%, 6-1-13  ...........................    10,000     10,820,500
City of Omaha, Nebraska, Special Obligation Bonds
 (Riverfront Redevelopment Project), Tax-Exempt
 Series 2002A,
 5.5%, 2-1-17  ...........................     1,000      1,041,440
                                                       ------------
                                                         11,861,940
                                                       ------------

NEVADA - 0.67%
Nevada Housing Division, Single Family
 Mortgage Bonds:
 1998 Series A-1 Mezzanine Bonds,
 5.35%, 4-1-16  ..........................     1,815      1,823,186
 1996 Series C Subordinate Bonds,
 6.35%, 4-1-09  ..........................       595        618,681
Las Vegas Convention and Visitors Authority,
 Nevada, Revenue Bonds, Series 1999,
 6.0%, 7-1-14  ...........................     1,385      1,497,157


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEVADA (Continued)
Carson City, Nevada Hospital Revenue Bonds,
 (Carton-Tahoe Hospital Project),
 Series 2002,
 6.0%, 9-1-15  ...........................     1,000      1,020,650
                                                       ------------
                                                          4,959,674
                                                       ------------

NEW JERSEY - 2.18%
New Jersey Economic Development Authority,
 Market Transition Facility Senior Lien
 Revenue Refunding Bonds, Series 2001A,
 Floating Rate Note,
 15.99%, 7-1-07 (A)  .....................     4,000      5,338,920
New Jersey Turnpike Authority, Turnpike Revenue
 Bonds, Series 2000 A,
 6.0%, 1-1-13  ...........................     4,165      4,639,685
The City of Newark in the County of Essex, New
 Jersey, General Obligation School Purpose
 Refunding Bonds, Series 2002,
 5.375%, 12-15-13  .......................     2,000      2,122,740
New Jersey Transportation Trust Fund Authority,
 Transportation System Bonds, 2001 Series B,
 6.0%, 12-15-17  .........................     1,000      1,091,300
School Bonds, The Board of Education of the
 Township of Hillsborough in the County of
 Somerset, New Jersey (New Jersey School Bond
 Reserve Act, P.L. 1980, c.72),
 5.375%, 10-1-17  ........................     1,000      1,054,490
The North Hudson Sewerage Authority (New Jersey),
 Sewer Revenue Refunding Bonds, Series 2002A,
 5.25%, 8-1-16  ..........................     1,000      1,015,870
New Jersey Health Care Facilities Financing
 Authority, Revenue Bonds, Englewood Hospital
 and Medical Center Issue, Series 1994,
 6.75%, 7-1-24  ..........................     1,000        995,300
                                                       ------------
                                                         16,258,305
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW MEXICO - 2.00%
New Mexico Hospital Equipment Loan Council,
 Hospital Revenue Bonds (Memorial Medical
 Center, Inc. Project), Series 1998,
 5.5%, 6-1-28  ...........................   $ 5,750   $  4,685,732
City of Albuquerque, New Mexico, Airport
 Refunding Revenue Bonds, Series 2001 (AMT),
 5.375%, 7-1-15  .........................     3,365      3,429,776
New Mexico Educational Assistance Foundation,
 Student Loan Program Bonds:
 Second Subordinate 1996 Series A-3,
 6.75%, 11-1-08  .........................     2,175      2,246,949
 Second Subordinate 1995 Series A-3,
 6.6%, 11-1-10  ..........................       865        883,909
City of Santa Fe, New Mexico, Gross Receipts
 Tax Improvement Revenue Bonds, Series 2002,
 5.25%, 6-1-14  ..........................     2,500      2,595,550
San Juan County, New Mexico, Gross Receipts
 Tax Revenue Bonds, Subordinate Series 2001B,
 5.75%, 9-15-21  .........................     1,000      1,041,420
                                                       ------------
                                                         14,883,336
                                                       ------------

NEW YORK - 2.84%
The City of New York, General Obligation Bonds:
 Fiscal 1994 Series C, Inverse Floaters,
 26.96%, 9-30-03 (B)  ....................     3,250      4,258,637
 Fiscal 2001 Series F,
 5.25%, 8-1-14  ..........................     3,000      3,095,100
 Fiscal 2002 Series C,
 5.5%, 3-15-15  ..........................     2,000      2,039,860
Dormitory Authority of the State of New York:
 State University Educational Facilities,
 Revenue Bonds, Series 1990B,
 7.5%, 5-15-11  ..........................     2,000      2,385,701
 City University System, Consolidated Fourth
 General Resolution Revenue Bonds,
 2001 Series A,
 5.5%, 7-1-17  ...........................     2,000      2,058,220


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
New York State Urban Development Corporation,
 Correctional Capital Facilities Revenue Bonds,
 1993A Refunding Series,
 5.25%, 1-1-14  ..........................   $ 3,000   $  3,158,490
New York State Environmental Facilities
 Corporation, State Clean Water and Drinking
 Water, Revolving Funds Revenue Bonds,
 Series 2002 B (New York City Municipal
 Water Finance Authority Projects), (Second
 Resolution Bonds),
 5.25%, 6-15-15  .........................     2,000      2,070,140
New York State Thruway Authority, Highway and
 Bridge Trust Fund Bonds, Series 2002A,
 5.25%, 4-1-15  ..........................     2,000      2,061,160
                                                       ------------
                                                         21,127,308
                                                       ------------

NORTH CAROLINA - 1.36%
County of Cumberland, North Carolina, Hospital
 Facility Revenue Bonds (Cumberland County
 Hospital System, Inc.), Series 1999:
 5.25%, 10-1-14  .........................     4,630      4,654,030
 5.25%, 10-1-11  .........................     1,200      1,230,660
North Carolina Medical Care Commission,
 Hospital Revenue Bonds:
 Gaston Health Care, Series 1998,
 5.0%, 2-15-19  ..........................     1,750      1,630,825
 Rex Healthcare, Series 1998,
 5.0%, 6-1-17  ...........................       750        738,982
The Martin County Industrial Facilities and
 Pollution Control Financing Authority (North
 Carolina), Solid Waste Disposal Revenue Bonds
 (Weyerhaeuser Company Project), Series 1993,
 5.65%, 12-1-23  .........................     2,000      1,906,260
                                                       ------------
                                                         10,160,757
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH DAKOTA - 0.63%
City of Fargo, North Dakota, Health System
 Revenue Bonds (Meritcare Obligated Group),
 Series 1996A,
 5.55%, 6-1-16  ..........................     2,350      2,411,194
State of North Dakota, North Dakota Housing
 Finance Agency, Housing Finance Program Bonds,
 Home Mortgage Finance Program, 1998 Series A,
 5.25%, 7-1-18  ..........................     1,210      1,182,751
County of Burleigh, North Dakota, Healthcare
 Revenue Refunding Bonds, Series 1999
 (Medcenter One, Inc.),
 5.25%, 5-1-13  ..........................     1,100      1,121,428
                                                       ------------
                                                          4,715,373
                                                       ------------

OHIO - 2.10%
County of Erie, Ohio, Franciscan Services
 Corporation, Revenue Refunding Bonds,
 Series 1993 A (Providence Hospital, Inc.),
 6.0%, 1-1-13  ...........................     4,000      4,277,480
Ohio Water Development Authority, State of Ohio,
 Water Pollution Control Loan Fund Revenue
 Bonds, Water Quality Series 2002,
 5.25%, 6-1-16  ..........................     2,000      2,040,920
Greater Cleveland Regional Transit Authority,
 General Obligation (Limited Tax) Capital
 Improvement Bonds, Series 2001A,
 5.625%, 12-1-16  ........................     1,760      1,859,915
West Chester Township, Butler County, Ohio,
 Various Purpose Limited Tax, General
 Obligation Bonds, Series 2002,
 5.75%, 12-1-17  .........................     1,635      1,778,112
State of Ohio, Air Quality Development Revenue
 Bonds (Columbus Southern Power Company
 Project), Series 1985 B,
 6.25%, 12-1-20  .........................     1,500      1,520,355
Plain Local School District, Franklin and
 Licking Counties, Ohio, Various Purpose
 Bonds, Series 2002 (General Obligation-
 Unlimited Tax),
 5.5%, 12-1-15  ..........................     1,000      1,054,050

                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO  (Continued)
Marysville Exempted Village School District,
 School Improvement Refunding Bonds, General
 Obligation (Unlimited Taxes), Term Refunding
 Bonds,
 5.25%, 12-1-16  .........................    $1,030   $  1,053,577
Hamilton County, Ohio, Sewer System
 Improvement and Refunding Revenue Bonds,
 2001 Series A (The Metropolitan Sewer
 District of Greater Cincinnati),
 5.25%, 12-1-16  .........................     1,000      1,021,210
County of Lorain, Ohio, Hospital Facilities
 Revenue Refunding and Improvement Bonds,
 Series 2001A (Catholic Healthcare Partners),
 5.625%, 10-1-17  ........................     1,000      1,011,390
                                                       ------------
                                                         15,617,009
                                                       ------------

OKLAHOMA - 0.94%
Oklahoma Housing Finance Agency, Single
 Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1995 Series B, Subseries B-2 (AMT),
 7.625%, 9-1-26  .........................     3,415      3,700,904
 1996 Series A,
 7.05%, 9-1-26  ..........................       645        689,847
Oklahoma City Airport Trust, Junior Lien
 Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
 5.75%, 7-1-16  ..........................     1,490      1,530,170
Board of Regents of the University of Oklahoma,
 Athletic Facilities Revenue Bonds, Series 2002
 5.5%, 6-1-16  ...........................     1,000      1,040,040
                                                       ------------
                                                          6,960,961
                                                       ------------

OREGON - 1.18%
Jefferson County School District No. 509J,
 Jefferson and Wasco Counties, Oregon,
 General Obligation Bonds, Series 2002,
 5.25%, 6-15-14  .........................     1,715      1,779,347
 5.25%, 6-15-16  .........................     1,400      1,430,968

                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OREGON (Continued)
State of Oregon, Department of Administrative
 Services, Refunding Certificates of
 Participation, 2002 Series B,
   5.25%, 5-1-12 .........................   $ 3,000   $  3,153,270
State of Oregon, Housing and Community
 Services Department, Mortgage Revenue
 Bonds (Single-Family Mortgage Program),
 1996 Series D,
 6.375%, 7-1-27  .........................     2,400      2,454,792
                                                       ------------
                                                          8,818,377
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 1.80%
The Philadelphia Parking Authority:
 Airport Parking Revenue Bonds, Series
 of 1999,
 5.25%, 9-1-20  ..........................    $2,750   $  2,730,640
 Parking Revenue Bonds, Series 1999,
 5.25%, 2-1-15  ..........................     1,725      1,760,294
Schuylkill County Industrial Development
 Authority, Variable Rate Demand Revenue
 Bonds (Pine Grove Landfill, Inc. Project),
 1995 Series,
 5.1%, 10-1-19  ..........................     2,400      2,395,800
Falls Township Hospital Authority, Refunding
 Revenue Bonds, The Delaware Valley Medical
 Center Project (FHA Insured Mortgage),
 Series 1992,
 7.0%, 8-1-22  ...........................     2,000      2,097,120
Allegheny County Industrial Development
 Authority (Pennsylvania), Enviromental
 Improvement Revenue Bonds (USX Corporation
 Project), Refunding Series A 1994,
 6.7%, 12-1-20  ..........................     1,855      1,897,888
The Hospitals and Higher Education Facilities
 Authority of Philadelphia, Lease Revenue
 Bonds (Community College of Philadelphia),
 Series of 2001,
 5.5%, 5-1-16  ...........................     1,425      1,486,361
The School District of Philadelphia,
 Pennsylvania, General Obligation Bonds,
 Series A of 2002,
 5.5%, 2-1-19  ...........................     1,000      1,025,870
                                                       ------------
                                                         13,393,973
                                                       ------------

SOUTH CAROLINA - 2.09%
Tobacco Settlement Revenue Management Authority,
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001B (Tax-Exempt),
 6.375%, 5-15-28  ........................    10,000     10,174,300


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA  (Continued)
South Carolina Public Service Authority,
 Santee Cooper, Revenue Obligations:
 1999 Tax-Exempt Series A,
 5.625%, 1-1-13  .........................   $ 3,090   $  3,297,833
 2002 Tax-Exempt Series B,
 5.375%, 1-1-15  .........................     2,000      2,082,200
                                                       ------------
                                                         15,554,333
                                                       ------------

SOUTH DAKOTA - 0.44%
Heartland Consumers Power District (South
 Dakota), Electric System Revenue Bonds,
 Series 1992,
 6.0%, 1-1-17  ...........................     3,000      3,296,850
                                                       ------------

TENNESSEE - 0.97%
The Health and Educational Facilities Board
 of the Metropolitan Government of Nashville
 and Davidson County, Tennessee:
 Health Facility Revenue Refunding Bonds
 (Open Arms Developmental Centers Project),
 Series 1998,
 5.1%, 8-1-16  ...........................     2,745      2,700,970
 Multi-Modal Interchangeable Rate, Health
 Facility Revenue Bonds (Richland Place, Inc.
 Project), Series 1993,
 5.5%, 5-1-23  ...........................     1,780      1,768,928
Volunteer State Student Funding Corporation,
 Educational Loan Revenue Bonds,
 Junior Subordinate Series 1993C Bonds,
 5.85%, 12-1-08  .........................     2,700      2,733,507
                                                       ------------
                                                          7,203,405
                                                       ------------

TEXAS - 10.39%
Dallas-Fort Worth International Airport, Facility
 Improvement Corporation, American Airlines,
 Inc., Revenue Refunding Bonds, Series 2000B,
 6.05%, 5-1-29  ..........................    17,950     17,242,411

                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS  (Continued)
AllianceAirport Authority, Inc., Special
 Facilities Revenue Bonds, Series 1991
 (American Airlines, Inc. Project),
 7.0%, 12-1-11  ..........................   $10,000   $  9,746,100
Trinity River Authority of Texas (Tarrant
 County Water Project), Improvement and
 Refunding Revenue Bonds, Series 1999,
 5.25%, 2-1-20  ..........................     7,415      7,363,540
Amarillo Health Facilities Corporation,
 Hospital Revenue Bonds (Baptist St. Anthony's
 Hospital Corporation Project), Series 1998,
 5.5%, 1-1-15  ...........................     6,320      6,632,903
City of Austin, Texas, Subordinate Lien
 Revenue Refunding Bonds, Series 1998,
 5.25%, 5-15-19  .........................     5,000      5,078,950
Brazos River Authority (Texas), Revenue
 Refunding Bonds (Houston Industries
 Incorporated Project), Series 1998B,
 5.125%, 11-1-20  ........................     4,700      4,597,916
Texas Department of Housing and Community
 Affairs, Single Family Mortgage Revenue
 Bonds, 1997 Series D (AMT) TEAMS Structure:
 5.65%, 3-1-29  ..........................     2,435      2,436,315
 5.7%, 9-1-29  ...........................     1,460      1,460,788
Lufkin Health Facilities Development
 Corporation, Health System Revenue and
 Refunding Bonds (Memorial Health System
 of East Texas):
 Series 1995,
 6.875%, 2-15-26  ........................     2,890      2,690,359
 Series 1998,
 5.7%, 2-15-28  ..........................     1,500      1,186,350
Raven Hills Higher Education Corporation,
 Student Housing and Educational Facilities,
 Revenue Bonds (Bobcat Village LLC - Southwest
 Texas State University Project), Series 2001A:
 5.375%, 6-1-17  .........................     1,460      1,487,915
 5.375%, 6-1-18  .........................     1,535      1,554,264
Pearland Independent School District, Unlimited
 Tax Schoolhouse Bonds, Series 2001C:
 5.5%, 2-15-18  ..........................     1,345      1,383,064
 5.5%, 2-15-17  ..........................     1,275      1,314,066


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
Goose Creek Consolidated Independent School
 District, Unlimited Tax Refunding and
 Schoolhouse Bonds, Series 2002,
 5.75%, 2-15-17  .........................   $ 2,050   $  2,158,670
Pflugerville Independent School District
 (Travis County, Texas), Unlimited Tax
 School Building Bonds, Series 2001:
 5.5%, 8-15-17  ..........................     1,000      1,029,430
 5.5%, 8-15-19  ..........................     1,000      1,022,700
Midland County Hospital District, Hospital
 Revenue Refunding Bonds, Series 1997,
 5.375%, 6-1-16  .........................     2,000      2,020,920
Clint Independent School District (El Paso
 County, Texas), Unlimited Tax School
 Building and Refunding Bonds, Series 2002,
 6.0%, 2-15-14  ..........................     1,520      1,648,075
Harris County-Houston Sports Authority, Senior
 Lien Revenue Bonds, Series 2001G,
 5.75%, 11-15-15  ........................     1,500      1,606,260
Cities of Dallas and Fort Worth, Texas,
 Dallas/Fort Worth International Airport,
 Joint Revenue Improvement and Refunding
 Bonds, Series 2001A,
 5.875%, 11-1-17  ........................     1,280      1,323,968
Round Rock Independent School District
 (Williamson and Travis Counties, Texas),
 Unlimited Tax School Building Bonds, Series
 2002,
 5.375%, 8-1-14  .........................     1,250      1,302,738
Eagle Mountain-Saginaw Independent School District
 (Tarrant County, Texas), Unlimited Tax School
 Building and Refunding Bonds, Series 2002,
 5.375%, 8-15-17  ........................     1,000      1,017,170
                                                       ------------
                                                         77,304,872
                                                       ------------


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH - 3.07%
Tooele County, Utah, Hazardous Waste
 Treatment Revenue Bonds (Union Pacific
 Corporation/USPCI, Inc. Project), Series A,
 5.7%, 11-1-26  ..........................   $25,000   $ 22,865,500
                                                       ------------

VIRGINIA - 0.74%
Industrial Development Authority of the City
 of Roanoke, Virginia, Hospital Revenue Bonds
 (Carilion Health System Obligated Group),
 Series 2002A:
 5.75%, 7-1-14  ..........................     2,225      2,398,038
 5.5%, 7-1-17  ...........................     2,000      2,056,620
Fairfax County Water Authority, Water Revenue
 and Refunding Revenue Bonds, Series 2002,
 5.5%, 4-1-14  ...........................     1,000      1,065,680
                                                       ------------
                                                          5,520,338
                                                       ------------

WASHINGTON - 10.51%
Washington Public Power Supply System:
 Nuclear Project No. 1, Refunding
 Revenue Bonds:
 Series 1993A, Inverse Floating Rate
 Security,
 5.75%, 7-1-11 (A)  ......................    15,000     16,107,900
 Series 1989B,
 7.125%, 7-1-16  .........................     8,200      9,838,114
 Nuclear Project No. 3, Refunding
 Revenue Bonds, Series 1989B,
 7.125%, 7-1-16  .........................    20,750     24,895,228
State of Washington, Various Purpose General
 Obligation Bonds, Series 1990A,
 6.75%, 2-1-15  ..........................     4,995      5,817,577
Energy Northwest, Project No. 1 Refunding
 Electric Revenue Bonds, Series 2002-A,
 5.75%, 7-1-16  ..........................     4,500      4,760,190


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
The City of Seattle, Washington, Municipal
 Light and Power Improvements and Refunding
 Revenue Bonds, 2001,
 5.5%, 3-1-13  ...........................   $ 4,465   $  4,695,841
Public Utility District No. 1 of Douglas County,
 Washington, Wells Hydroelectric Revenue Bonds,
 Series of 1965,
 3.7%, 9-1-18  ...........................     3,870      3,496,584
Kent School District No. 415, King County,
 Washington, Unlimited Tax General Obligation
 Refunding Bonds, Series 2001B,
 5.5%, 6-1-15  ...........................     2,305      2,444,729
Vancouver School District No. 37, Clark
 County, Washington, Unlimited Tax General
 Obligation Bonds, Series 2001B,
 5.75%, 12-1-15  .........................     2,000      2,123,120
Housing Authority of the City of Seattle,
 Low-Income Housing Assistance Revenue Bonds,
 1995 (GNMA Collateralized Mortgage
 Loan - Kin On Project),
 7.4%, 11-20-36  .........................     1,750      1,937,670
Clark County, Washington, Sewer Revenue
 Refunding Bonds, 2001 Series B,
 5.25%, 12-1-16  .........................     1,080      1,116,839
Port of Seattle, Revenue Bonds, Series
 2001B (AMT),
 5.625%, 4-1-16  .........................     1,000      1,022,500
                                                       ------------
                                                         78,256,292
                                                       ------------

WEST VIRGINIA - 1.34%
Braxton County, West Virginia, Solid Waste
 Disposal Revenue Bonds (Weyerhaeuser Company
 Project), Series 1995A,
 6.5%, 4-1-25  ...........................     3,500      3,556,490
State of West Virginia, Infrastructure
 General Obligation Bonds, 1999 Series
 A (Non-AMT),
 0.0%, 11-1-13  ..........................     4,000      2,235,280


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WEST VIRGINIA (Continued)
The County Commission of Monongalia County,
 West Virginia, Pollution Control Revenue
 Bonds (The Potomac Edison Company Fort
 Martin Station Project), 1993 Series B,
 5.95%, 4-1-13  ..........................   $ 2,000   $  2,100,020
West Virginia Economic Development Authority,
 State of West Virginia, Lease Revenue Bonds
 (Correctional, Juvenile and Public Safety
 Facilities), 2002 Series A,
 5.5%, 6-1-18  ...........................     1,000      1,025,940
State of West Virginia, West Virginia Parkways,
 Economic Development and Tourism Authority,
 Parkway Refunding Revenue Bonds, Series 2002,
 5.25%, 5-15-16  .........................     1,000      1,023,000
                                                       ------------
                                                          9,940,730
                                                       ------------

WISCONSIN - 0.38%
Wisconsin Housing and Economic Development
 Authority, Home Ownership Revenue Bonds,
 1997 Series H,
 5.75%, 9-1-28  ..........................     2,830      2,843,386
                                                       ------------

WYOMING - 0.31%
Wyoming Student Loan Corporation (A Nonprofit
 Corporation Organized Under the Laws of the
 State of Wyoming), Student Loan Revenue
 Refunding Bonds, Series 1999A (Non-AMT),
 6.2%, 6-1-24  ...........................     2,250      2,337,345
                                                       ------------

TOTAL MUNICIPAL BONDS - 94.99%                         $706,975,461
 (Cost: $697,893,321)


                See Notes to Schedule of Investments on page 31.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2002

                                                            Value

TOTAL SHORT-TERM SECURITIES - 6.18 %                   $ 46,033,740
 (Cost: $46,033,740)

TOTAL INVESTMENT SECURITIES - 101.17%                  $753,009,201
 (Cost: $743,927,061)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.17%)      (8,744,514)

NET ASSETS - 100.00%                                   $744,264,687


Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.

(B) The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at March 31, 2002.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL BOND FUND
March 31, 2002
(In Thousands, Except for Per Share Amounts)

ASSETS
  Investment securities--at value (Notes 1 and 3)  .........  $753,009
  Cash  ....................................................         1
  Receivables:
     Interest ..............................................    10,345
     Fund shares sold ......................................       673
  Prepaid insurance premium  ...............................        25
                                                              --------
       Total assets  .......................................   764,053
                                                              --------
LIABILITIES
  Payable for investment securities purchased  .............    16,372
  Payable to Fund shareholders  ............................     3,056
  Accrued service fee (Note 2)  ............................       147
  Accrued shareholder servicing (Note 2)  ..................        80
  Accrued management fee (Note 2)  .........................        55
  Accrued accounting services fee (Note 2) .................         7
  Accrued distribution fee (Note 2)  .......................         4
  Other  ...................................................        67
                                                              --------
       Total liabilities  ..................................    19,788
                                                              --------
          Total net assets .................................  $744,265
                                                              ========
NET ASSETS
  $0.001 par value capital stock:
     Capital stock .........................................  $    112
     Additional paid-in capital ............................   771,961
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income .......       607
     Accumulated undistributed net realized loss on
       investment transactions  ............................   (37,497)
     Net unrealized appreciation in value of securities ....     9,082
                                                              --------
       Net assets applicable to outstanding units
          of capital .......................................  $744,265
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $6.67
  Class B  .................................................     $6.67
  Class C  .................................................     $6.67
  Class Y  .................................................     $6.67
Capital shares outstanding:
  Class A  .................................................   107,969
  Class B  .................................................       818
  Class C  .................................................       435
  Class Y  .................................................     2,320
Capital shares authorized ..................................   600,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL BOND FUND
For the Six Months Ended March 31, 2002
(In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................   $19,125
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................     1,961
     Service fee:
       Class A .............................................       822
       Class B .............................................         6
       Class C .............................................         3
     Shareholder servicing:
       Class A .............................................       337
       Class B .............................................         4
       Class C .............................................         3
       Class Y  ............................................         4
     Distribution fee:
       Class A .............................................        37
       Class B .............................................        19
       Class C .............................................        10
     Accounting services fee ...............................        47
     Custodian fees ........................................        27
     Audit fees ............................................        13
     Legal fees ............................................        10
     Other .................................................       103
                                                               -------
       Total expenses  .....................................     3,406
                                                               -------
          Net investment income ............................    15,719
                                                               -------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on securities  .........................   (11,817)
  Realized net loss on futures contracts closed  ...........    (1,848)
                                                               -------
     Realized net loss on investments ......................   (13,665)
                                                               -------
  Unrealized depreciation in value of
     securities during the period ..........................   (12,908)
                                                               -------
     Net loss on investments ...............................   (26,573)
                                                               -------
       Net decrease in net assets resulting
          from operations ..................................  $(10,854)
                                                               =======

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND
(In Thousands)
                                              For the        For the
                                             six months    fiscal year
                                               ended          ended
                                             March 31,    September 30,
                                                2002           2001
                                             ---------    -------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income..............       $15,719           $35,326
   Realized net loss on investments ..       (13,665)           (8,397)
   Unrealized appreciation
    (depreciation)  ..................       (12,908)           27,413
                                            --------          --------
    Net increase (decrease) in net assets
      resulting from operations ......       (10,854)           54,342
                                            --------          --------
 Distributions to shareholders (Note 1D):*
   From net investment income:
    Class A  .........................       (15,622)          (34,738)
    Class B  .........................           (85)              (96)
    Class C  .........................           (42)              (44)
    Class Y  .........................           (47)             (381)
   From realized net gains
    on investment transactions:
    Class A  .........................           ---               (64)
    Class B  .........................           ---                (1)
    Class C  .........................           ---               ---**
    Class Y  .........................           ---                (1)
                                            --------          --------
                                             (15,796)          (35,325)
                                            --------          --------
 Capital share transactions
   (Note 7) ..........................         3,173             7,350
                                           ---------          --------
       Total increase (decrease)   ...       (23,477)           26,367
NET ASSETS
 Beginning of period  ................       767,742           741,375
                                           ---------          --------
 End of period, including undistributed
   net investment income of $607 and
   $684, respectively ................      $744,265          $767,742
                                            ========          ========

   *See "Financial Highlights" on pages 35 - 38.
  **Not shown due to rounding.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                     For the
                       six        For the fiscal year ended
                      months             September 30,
                      ended  ------------------------------------
                    3-31-02    2001   2000    1999   1998    1997
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $6.91   $6.75  $6.90   $7.63  $7.47   $7.32
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income 0.14    0.32   0.35    0.36   0.37    0.38
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.24)   0.16  (0.08)  (0.61)  0.25    0.30
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.10)   0.48   0.27   (0.25)  0.62    0.68
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.14)  (0.32) (0.35)  (0.37) (0.37)  (0.37)
 From capital gains   (0.00)  (0.00)*(0.07)  (0.11) (0.09)  (0.16)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.14)  (0.32) (0.42)  (0.48) (0.46)  (0.53)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $6.67   $6.91  $6.75   $6.90  $7.63   $7.47
                      =====   =====  =====   =====  =====   =====
Total return** .....  -1.42%   7.27%  4.24%  -3.46%  8.67%   9.77%
Net assets, end of
 period (in
 millions)  ........   $721    $748   $739    $874   $997    $994
Ratio of expenses to
 average net assets    0.90%***0.88%  0.89%   0.79%  0.72%   0.67%
Ratio of net investment
 income to average
 net assets  .......   4.17%***4.67%  5.23%   4.98%  4.95%   5.14%
Portfolio
 turnover rate  ....  26.13%  30.74% 15.31%  30.93% 50.65%  47.24%

     *Not shown due to rounding.
    **Total return calculated without taking into account the sales load deducted on an initial purchase.
   ***Anualized
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year        10-5-99*
                              ended          ended        through
                            3-31-02        9-30-01        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $6.91          $6.74          $6.87
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.12           0.27           0.28
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.24)          0.16          (0.05)
                              -----          -----          -----
Total from investment
 operations  .......          (0.12)          0.43           0.23
                              -----          -----          -----
Less distributions:
 From net investment
   income ..........          (0.12)         (0.26)         (0.29)
 From capital gains           (0.00)         (0.00)**       (0.07)
                              -----          -----          -----
Total distributions           (0.12)         (0.26)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $6.67          $6.91          $6.74
                              =====          =====          =====
Total return .......          -1.81%          6.47%          3.56%
Net assets, end of
 period (in millions)            $5             $5             $1
Ratio of expenses to
 average net assets            1.74%***       1.72%          1.86%***
Ratio of net investment
 income to average
 net assets  .......           3.33%***       3.76%          4.17%***
Portfolio turnover rate       26.13%         30.74%         15.31%****
   *Commencement of operations.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 2000.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year        10-7-99*
                              ended          ended        through
                            3-31-02        9-30-01        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $6.91          $6.74          $6.87
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.11           0.27           0.29
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.24)          0.16          (0.06)
                              -----          -----          -----
Total from investment
 operations  .......          (0.13)          0.43           0.23
                              -----          -----          -----
Less distributions:
 From net investment
   income ..........          (0.11)         (0.26)         (0.29)
 From capital gains           (0.00)         (0.00)**       (0.07)
                              -----          -----          -----
Total distributions           (0.11)         (0.26)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $6.67          $6.91          $6.74
                              =====          =====          =====
Total return .......          -1.84%          6.47%          3.56%
Net assets, end of
 period (in millions)            $3             $2             $1
Ratio of expenses to
 average net assets            1.78%***       1.74%          1.84%***
Ratio of net investment
 income to average
 net assets  .......           3.29%***       3.74%          4.18%***
Portfolio turnover rate       26.13%         30.74%         15.31%****
   *Commencement of operations.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 2000.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months   year    year12-30-98*
                              ended  ended   endedthrough
                            3-31-029-30-01 9-30-009-30-99
                            -------------- --------------
Net asset value,
 beginning of period          $6.91  $6.75   $6.90  $7.41
                              -----  -----   -----  -----
Income (loss) from investment operations:
 Net investment income         0.15** 0.28**  0.36** 0.28
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.24)**0.21** (0.08)**(0.51)
                              -----  -----   -----  -----
Total from investment
 operations  .......          (0.09)  0.49    0.28  (0.23)
                              -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........          (0.15) (0.33)  (0.36) (0.28)
 From capital gains           (0.00) (0.00)***(0.07)(0.00)
                              -----  -----   -----  -----
Total distributions.          (0.15) (0.33)  (0.43) (0.28)
                              -----  -----   -----  -----
Net asset value,
 end of period  ....          $6.67  $6.91   $6.75  $6.90
                              =====  =====   =====  =====
Total return .......          -1.35%  7.44%   4.32% -3.21%
Net assets, end of
 period (000 omitted)       $15,478$12,965      $2     $2
Ratio of expenses
 to average net
 assets  ...........           0.73%****0.70% 0.71%  0.67%****
Ratio of net investment
 income to average net
 assets  ...........           4.21%****4.82% 5.38%  5.08%****
Portfolio turnover rate       26.13% 30.74%  15.31% 30.93%*****
    *Commencement of operations.
   **Based on average weekly shares outstanding.
  ***Not shown due to rounding.
 ****Annualized.
*****For the fiscal year ended September 30, 1999.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. The Fund also reimburses WRIMCO for certain out-of-pocket costs.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.6125 per account, paid monthly. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $385,550. During the period ended March 31, 2002, W&R received $6,817 and $695 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $192,232 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $17,551, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $231,679,168, while proceeds from maturities and sales aggregated $180,996,831. Purchases of short-term securities aggregated $1,146,934,478, while proceeds from maturities and sales aggregated $1,180,013,452. No long-term U.S. Government securities were bought or sold during the period ended March 31, 2002.

For Federal income tax purposes, cost of investments owned at March 31, 2002 was $748,628,288, resulting in net unrealized appreciation of $4,380,913, of which $17,068,505 related to appreciated securities and $12,687,592 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund realized capital losses of $13,649,289 during the fiscal year ended September 30, 2001, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at September 30, 2009.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through September 30, 2001, the Fund incurred net capital losses of $5,481,081, which have been deferred to the fiscal year ending September 30, 2002. In addition, during the year ended September 30, 2001, the Fund recognized post-October losses of $11,322,610 that had been deferred from the year ended September 30, 2000.

NOTE 5 -- Futures

The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.
                            For the       For the
                         six months        fiscal
                              ended    year ended
                            3-31-02       9-30-01
                        -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............        6,980        10,536
 Class B  ............          180           535
 Class C  ............          175           263
 Class Y  ............       13,044        13,721
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............        1,847         4,051
 Class B  ............           10            12
 Class C  ............            5             5
 Class Y  ............            7            55
Shares redeemed:
 Class A  ............       (9,020)      (16,062)
 Class B  ............          (30)          (45)
 Class C  ............          (63)          (36)
 Class Y  ............      (12,606)      (11,902)
                            -------        ------
Increase in outstanding
 capital shares ......          529         1,133
                            =======        ======
Value issued from sale
 of shares:
 Class A  ............      $47,611      $ 72,759
 Class B  ............        1,227         3,691
 Class C  ............        1,192         1,817
 Class Y  ............       88,633        94,321
Value issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............       12,523        27,867
 Class B  ............           69            81
 Class C  ............           36            38
 Class Y  ............           47           381
Value redeemed:
 Class A  ............      (61,304)     (110,741)
 Class B  ............         (206)         (314)
 Class C  ............         (433)         (247)
 Class Y  ............      (86,222)      (82,303)
                            -------      --------
Increase in outstanding
 capital  ............      $ 3,173      $  7,350
                            =======      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2001, and the financial highlights for the six-month period ended March 31, 2002, and for each of the five fiscal years in the period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates  made  by management,  as  well as  evaluating  the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2001, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 10, 2002

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Henry J. Herrmann, President
Bryan J. Bailey, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.


NUR1008SA(3-02)